Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest - Bearing Loans and Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	¥ 55,000	¥ 39,700	¥ 5,000
Changes from financing activities	5,000	15,300	34,700
Ending balance	60,000	55,000	39,700
Lease Liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	14,713	2,161	4,563
Changes from financing activities	(4,688)	(2,560)	(2,543)
Changes from operating activities	(778)
Additions	5,682	14,499
Accretion of interest	2,561	613	141
Ending balance	17,490	¥ 14,713	¥ 2,161
Due to a Shareholder
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Acquisition of a subsidiary	325
Ending balance	325
Due to a Related Party
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes from financing activities	7,177
Ending balance	¥ 7,177